Dividends	12 Months Ended
Sep. 30, 2018
Dividends
Dividends

Note 34. Dividends

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 94 cents per share (2017: 94 cents, 2016: 94 cents)
all fully franked at 30%	3,227	3,186	3,142	3,229	3,191

Total dividends not recognised at year end	3,227	3,186	3,142	3,229	3,191

Shareholders can choose to receive their dividends as cash or reinvest for an equivalent number of shares under the Dividend Reinvestment Plan (DRP). The Board has decided to issue new shares to satisfy the DRP for the 2018 final dividend. The DRP will not include a discount.

Details of dividends recognised during the year are provided in the statement of changes in equity.

Australian franking credits

Australian franking credits available to the Parent Entity for subsequent years are $1,357 million (2017: $1,063 million; 2016: $911 million). This is calculated as the year end franking credit balance, adjusted for the Australian current tax liability and the proposed 2018 final dividend.

New Zealand imputation credits

New Zealand imputation credits of NZ$0.07 (2017: NZ$0.07, 2016: NZ$0.07) per share will be attached to the proposed 2018 final dividend. New Zealand imputation credits available to the Parent Entity for subsequent years are NZ$530 million (2017: NZ$375 million, 2016: NZ$423 million). This is calculated on the same basis as the Australian franking credits but using the New Zealand current tax liability.